EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2015
Defined Benefit Pension Plans And Defined Benefit Postretirement Plans Disclosure Tables [Abstract]
EMPLOYEE BENEFIT PALNS

	2013	2014	2015
	(EUR in millions)
	Continuing operations	Continuing operations
Service cost	7	8	9
Interest cost	13	11	7
Expected return on plan assets	(2)	(2)	(1)
Amortization of actuarial losses	12	10	12
Amortization of past service cost	-	1	-
Losses / (income) on curtailments / settlements and other expense / (income)	179	2	-
Net periodic pension cost	209	30	27

	2013	2014	2015
Discount rate	3.2%	3.6%	2.0%
Expected return on plan assets	3.2%	3.6%	2.0%
Rate of compensation increase	2.1%	1.8%	1.6%

The aggregated funding status recognized in the consolidated balance sheet is reconciled below as follows for the years ended December 31:
	2013	2014	2015
	(EUR in millions)
Change in Projected Benefit obligation (“PBO”):
PBO, beginning of year	419	564	354
Service cost	7	8	9
Interest cost	13	11	7
Employee contributions	4	3	3
Actuarial loss/(gain)	(38)	60	(22)
Adjustment for disposal and other	(1)	1	1
Benefits paid from the Fund	(21)	(24)	(9)
Benefits paid directly by the Group	(7)	(272)	(3)
Settlements/Terminations/Curtailments	188	2	1
Prior service cost arising over last period	-	1	-
PBO, end of year	564	354	341

	2013	2014	2015
	(EUR in millions)
Change in plan assets:
Fair value of plan assets, beginning of year	69	67	63
Actual return on plan assets	-	3	1
Employer contributions	15	13	8
Employee contributions	4	3	3
Expenses	-	1	2
Benefits paid	(21)	(24)	(9)
Fair value of plan assets, end of year	67	63	68

Employer contributions paid by the Group, are in excess of the EUR 8 million total expected contributions for funded plans for 2015.

The amounts recognized in the consolidated balance sheet as at December 31, are as follows:
	2013	2014	2015
	(EUR in millions)
Funded status, end of year	(497)	(291)	(273)

The weighted-average assumptions used in determining the benefit obligation of such plans at December 31 are as follows:
	2013	2014	2015
Discount rate	3.6%	2.0%	2.4%
Rate of compensation increase	1.8%	1.6%	1.6%

Additional year-end information for pension plans with accumulated benefit obligations in excess of plan assets at December 31:
	2013	2014	2015
	(EUR in millions)
Projected benefit obligation	564	354	341
Accumulated benefit obligation	538	329	320
Fair value of plan assets	67	63	68

The amounts recognized in accumulated "Other Comprehensive Income" at December 31 are as follows:

	2013	2014	2015
	(EUR in millions)
Net actuarial losses	120	162	127
Prior service cost	(2)	(2)	(2)

Other Changes in Plan Assets and Benefit Obligations recognized in Other comprehensive income / (loss) at December 31 are as follows:

	2013	2014	2015
	(EUR in millions)
Net Loss / (Gain)	35	52	(23)
Prior Service Cost / (Credit)	-	1	-
(Gain)/Loss due to Curtailment/Settlement	1	-	-
Amortization of Losses / (Gains)	(3)	(10)	(12)
Amortization of Prior Service Cost	-	(1)	-
Total recognized on Other comprehensive (income) / loss	33	42	(35)

	2014		2015		2016
	Amount	Proportion	Amount	Proportion	Proportion range
	(EUR in millions)		(EUR in millions)
Cash and due from banks	2	3.2%	2	2.9%	0%-3%
Other	61	96.8%	66	97.1%	90%-97%
Total	63	100%	68	100%

Benefit
payments projected
(EUR in millions)
Expected Benefits next year	38
Expected Benefits in 2 Yrs	13
Expected Benefits in 3 Yrs	14
Expected Benefits in 4 Yrs	13
Expected Benefits in 5 Yrs	15
Expected Benefits in 6th to 10th Yr	131
In 2016, the Group is expected to make EUR 9 million in contributions to funded plans and pay EUR 38 million in retirement indemnities.